BUSINESS COMBINATION (Acquisition of FL Mobile and Red, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2012	Jul. 31, 2012	Sep. 01, 2010
Business Acquisition [Line Items]
Fair value of equity investment in FL Mobile	$ 18,952	[1]	$ 16,687	[1]
Gain on change of interest in an associate					943
Net revenues	332,324		196,702		91,768
Net income	(76,738)		(1,856)		9,430
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	4 years 1 month 6 days
User base [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	1 year 9 months 18 days
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
Self developed game acquired from Beijing Red [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	2 years 10 months 24 days
FL Mobile and Red [Member]
Business Acquisition [Line Items]
Purchase consideration, fair value of shares						16,421
Equity interest remeasurement gain recognized					2,882
Net revenues							707
Net income							184
FL Mobile and Red [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount						80
Identified intangible assets, estimated useful life						4 years
FL Mobile and Red [Member] | User base [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount						2,433
Identified intangible assets, estimated useful life						1 year 6 months
FL Mobile and Red [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount						2,273
Identified intangible assets, estimated useful life						4 years
FL Mobile and Red [Member] | Self developed game acquired from Beijing Red [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount						191
Identified intangible assets, estimated useful life						7 months 6 days
FL Mobile and Red [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Purchase consideration, number of shares						12,346,647
Purchase consideration, fair value of shares						16,421
FL Mobile [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Assumed discount rate						25.00%
Long-term sustainable growth rate						3.00%
Assumed discount for lack of marketability						25.00%
Beijing Technology [Member] | FL Mobile [Member]
Business Acquisition [Line Items]
Aggregate cost for investment in FL Mobile									2,462
Percentage of equity interest in equity method investee								26.40%	33.00%
Fair value of equity investment in FL Mobile									1,007
Prepaid customer acquisition cost									1,455
Intangible assets purchase, percentage of equity interest transferred								20.00%
Gain on change of interest in an associate					$ 943

[1]	Balances are presented using period-end exchange rate of RMB against USD.